Other Financial Assets - Summary of Other Financial Assets by Component (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Current assets	¥ 2,507,248	¥ 4,215,457
Non-current assets	9,517,267	9,083,914
Other financial assets	12,024,515	13,299,371
Financial assets measured at amortized cost [Member] | Time deposits [Member]
Statement [Line Items]
Other financial assets	505,695	2,566,221
Financial assets measured at amortized cost [Member] | Other [Member]
Statement [Line Items]
Other financial assets	680,199	554,997
Financial assets measured at fair value through other comprehensive income [Member] | Public and corporate bonds [Member]
Statement [Line Items]
Other financial assets	6,302,719	6,075,498
Financial assets measured at fair value through other comprehensive income [Member] | Stocks [Member]
Statement [Line Items]
Other financial assets	3,332,209	2,945,780
Financial assets measured at fair value through other comprehensive income [Member] | Other [Member]
Statement [Line Items]
Other financial assets	9,644	7,986
Financial assets measured at fair value through profit or loss [Member] | Public and corporate bonds [Member]
Statement [Line Items]
Other financial assets	159,186	59,600
Financial assets measured at fair value through profit or loss [Member] | Derivatives [Member]
Statement [Line Items]
Other financial assets	419,173	282,364
Financial assets measured at fair value through profit or loss [Member] | Stocks [Member]
Statement [Line Items]
Other financial assets	149,890	317,101
Financial assets measured at fair value through profit or loss [Member] | Other [Member]
Statement [Line Items]
Other financial assets	¥ 465,801	¥ 489,824